MEZZANINE EQUITY AND SHAREHOLDERS DEFICIT (Additional Information) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Business Combination, Description [Abstract]
Common Stock, Shares Authorized	500,000,000	3,038,041
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Convertible Preferred Stock, Shares Issued upon Conversion	760,000,000
Preferred Stock, Shares Authorized	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0